SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
NOTE 11 - SUBSEQUENT EVENTS	NOTE 11 – SUBSEQUENT EVENTS The are no subsequent events
NOTE 11 - SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On March 9, 2022, STAVATTI UAVS, LTD purchased 20,000 restricted shares of common stock at $0.50 per share, for an amount of $10,000. At this time, the hares have not been issued.

On February 28, 2022, the Company entered into a promissory note with Willy A Saint-Hilaire in the amount of $4,500. The note carries 0% interest ad the transaction is recorded as stock payable.